BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2017
Financial Instruments [Abstract]
Disclosure of detailed information about borrowings

(US$ MILLIONS)	Business Services	Construction Services	Industrial Operations	Energy	Total Borrowings
2018	$269	$3	$208	$342	$822
2019	409	3	341	1	754
2020	75	3	463	—	541
2021	26	2	87	39	154
2022	337	1	73	—	411
Thereafter	62	—	521	—	583
Total - December 31, 2017	$1,178	$12	$1,693	$382	$3,265
Total - December 31, 2016	$471	$7	$528	$545	$1,551
The weighted average interest rates of borrowings are as follows:

Weighted Average %	Business Services	Construction Services	Industrial Operations	Energy	Weighted Average
Total - December 31, 2017	4.06%	2.37%	9.93%	6.09%	7.33%
Total - December 31, 2016	2.63%	2.14%	5.16%	4.30%	4.07%
Borrowings by currency are as follows:

(US$ MILLIONS, except as noted)	December 31, 2017	Local Currency	December 31, 2016	Local Currency
British pounds	46	36	29	23
U.S. dollars	974	974	848	848
Canadian dollars	936	1,090	652	876
Euro	17	14	—	—
Brazilian reais	1,292	4,271	—	—
Other	—	2	22	36
Total	$3,265		$1,551